LEASE - Lease income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Sales-type leases
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Interest income on net investment in the lease	¥ 3,326	$ 482	¥ 5,210	$ 818
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,326	482	5,210	818
Direct financing leases
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Interest income on net investment in the lease	414	60	1,361	214
Operating leases
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Lease income relating to lease payments	18,226	2,643	35,913	5,635
Including: Income relating to variable lease payments not included in the measurement of lease receivable	¥ 18,226	$ 2,643	¥ 33,793	$ 5,303